Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the three months ended March 31, 2017 were as follows:

	U.S.	International	Total
Net book value as of December 31, 2016	$429.2	$17.2	$446.4
Foreign exchange and other adjustments	—	0.1	0.1

Net book value as of March 31, 2017	$429.2	$17.3	$446.5

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2016 and 2015 were as follows:

	U.S.	International	Total
Net book value as of January 1, 2015	$429.2	$19.6	$448.8
Foreign exchange and other adjustments	—	(2.0)	(2.0)

Net book value as of December 31, 2015	429.2	17.6	446.8
Foreign exchange and other adjustments	—	(0.4)	(0.4)

Net book value as of December 31, 2016	$429.2	$17.2	$446.4

Components of Other Intangible Assets

The components of other intangible assets at March 31, 2017 and December 31, 2016 were as follows:

	March 31, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	$139.2	$(89.1)	$50.1	$138.8	$(85.3)	$53.5
Trade names	6.3	(5.5)	0.8	6.3	(5.5)	0.8
Trademarks, licenses and agreements	3.2	(3.2)	—	3.2	(3.2)	—

Total other intangible assets	$148.7	$(97.8)	$50.9	$148.3	$(94.0)	$54.3

The components of other intangible assets at December 31, 2016 and 2015 were as follows:

	December 31, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	$138.8	$(85.3)	$53.5	$140.2	$(71.8)	$68.4
Trade names	6.3	(5.5)	0.8	6.3	(5.5)	0.8
Trademarks, licenses and agreements	3.2	(3.2)	—	6.2	(6.1)	0.1

Total other intangible assets	$148.3	$(94.0)	$54.3	$152.7	$(83.4)	$69.3

Schedule of Estimated Annual Amortization Expense Related to Other Intangible Assets

The following table outlines the estimated annual amortization expense related to other intangible assets as of March 31, 2017:

For the year ending December 31,	Amount
2017	$13.9
2018	13.7
2019	13.7
2020	12.4
2021	0.5
2022 and thereafter	0.3

Total	$54.5

The following table outlines the estimated annual amortization expense related to other intangible assets as of December 31, 2016:

For the year ending December 31,	Amount
2017	$14.2
2018	13.7
2019	13.7
2020	12.3
2021	0.1
2022 and thereafter	0.3

Total	$54.3